Cash from operations (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Income/(loss) before taxation	$ 188.4	$ (199.3)	$ 325.3	$ (1,846.6)
Adjustments:
Depreciation of property, plant and equipment	77.7	78.0	234.1	231.0
Amortization of intangible assets	27.3	13.3	49.3	35.0
Amortization of prepaid site rent	0.8	2.4	2.1	7.5
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	1.8	1.2	5.4	10.1
Impairment of assets held for sale		2.9		2.9
Impairment of goodwill				87.9
Net (reversal of impairment)/impairment of withholding tax receivables	(24.9)	21.9	(37.8)	32.8
Impairment of inventory	(0.2)	(0.4)	0.2	(0.4)
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	0.6	(1.3)	(0.4)	(3.6)
Share-based payment expense	6.0	1.8	20.0	9.9
Net loss allowance/(reversal of loss allowance) on trade receivables	11.8	(4.3)	13.6	(2.1)
Finance income	(130.2)	(25.7)	(186.3)	(49.7)
Finance costs	101.7	350.8	330.3	2,163.2
Insurance claim income	(0.1)		(0.4)	(0.1)
Operating income before working capital changes	260.7	241.3	755.4	677.8
Changes in working capital
Increase in inventory	(0.4)	(0.4)	(10.5)	(5.8)
Decrease/(increase) in trade and other receivables	6.0	(67.0)	(25.1)	(254.2)
(Decrease)/increase in trade and other payables	(6.7)	8.5	10.9	9.2
Net movement in working capital	(1.1)	(58.9)	(24.7)	(250.8)
Cash from operations	$ 259.6	$ 182.4	$ 730.7	$ 427.0